Long-term debt - Credit facility (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 03, 2023	Dec. 31, 2022
Credit facility
Long-term debt maturities
Available	$ 492.0		$ 1,258.0
Outstanding	1,463.0		742.0
Total	1,955.0	$ 2,000.0	2,000.0
Credit facility | Other lenders
Long-term debt maturities
Outstanding	1,358.0		689.0
Credit facility | TELUS Corporation
Long-term debt maturities
Outstanding	105.0		53.0
Revolving component
Long-term debt maturities
Available	492.0		658.0
Outstanding	308.0		142.0
Total	800.0	800.0	800.0
Revolving component | Other lenders
Long-term debt maturities
Outstanding	286.0		132.0
Revolving component | TELUS Corporation
Long-term debt maturities
Outstanding	22.0		10.0
Term loan components
Long-term debt maturities
Available			600.0
Outstanding	1,155.0		600.0
Total	$ 1,155.0	$ 1,200.0	1,200.0
Fixed interest rate	3.52%
Term loan components | Other lenders
Long-term debt maturities
Outstanding	$ 1,072.0		557.0
Term loan components | TELUS Corporation
Long-term debt maturities
Outstanding	$ 83.0		$ 43.0